Investments in joint ventures and associates BritNed Development Limited, Joint venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of joint ventures [line items]
Non-current assets	£ 52,106	£ 52,266	[1]
Cash and cash equivalents	329	1,139	[1]	£ 127
Non-current liabilities	(31,242)	(34,945)	[1]
Current liabilities	(8,697)	(10,511)	[1]
Net assets	18,848	20,384	[1]
Revenue	15,250	15,035	[2]	13,212	[3]
Depreciation and amortisation	(1,530)	(1,481)		(1,311)
Other costs	(2,639)	(3,282)		(2,283)
Operating profit	3,493	3,208	[2]	3,225	[3]
Tax	884	(374)	[2]	(427)	[3]
Profit after tax from continuing operations	3,592	1,810	[2]	1,902	[3]
Group’s share of profit (National Grid ownership 50%)	(40)	63	[2]	£ 59	[3]
BritNed Development Limited
Disclosure of joint ventures [line items]
Non-current assets	390	392
Cash and cash equivalents	50	45
All other current assets	4	1
Non-current liabilities	(10)	(10)
Current liabilities	(28)	(20)
Net assets	406	408
Carrying amount of the Group’s investment (National Grid ownership 50%)	203	204
Revenue	429	399
Depreciation and amortisation	(13)	(13)
Other costs	(324)	(257)
Operating profit	92	129
Tax	(20)	(23)
Profit after tax from continuing operations	72	106
Group’s share of profit (National Grid ownership 50%)	£ 36	£ 53

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).